Share-based Payment - Additional Information (Detail) - Employee stock options [member] - CAD ($)	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	1,876,066
Exercise price of options granted	$ 68.36
Weighted average grant date fair value of options granted	$ 4.60
Stock options vesting periods	4 years
Increase to equity	$ 4,000,000	$ 3,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%